Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Accounts Receivables and Unbilled Revenue (Details) - USD ($)
$ in Thousands
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Billed services (accounts receivable)	$ 1,379,131	$ 1,349,851
Allowance for credit losses	(7,722)	(7,081)
Accounts receivable (net)	1,371,409	1,342,770
Unbilled services (unbilled revenue)	674,509	623,121
Accounts receivable and unbilled revenue, net	$ 2,045,918	$ 1,965,891